Consolidated Balance Sheets - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash and cash equivalents	$ 26,322,047	$ 16,567,982
Current receivables	3,293,692	5,194,126
Other current assets	1,536,135	1,779,716
Total Current Assets	31,151,874	23,541,824
Non-Current Assets
Plant and equipment	49,356	52,950
Intangibles	15,194,807	16,946,725
Right of use assets	201,215	0
Total Non-Current Assets	15,445,378	16,999,675
TOTAL ASSETS	46,597,252	40,541,499
Current Liabilities
Trade and other payables	2,934,367	5,060,368
Employee benefits	300,466	238,570
Lease liability	129,412	0
Total Current Liabilities	3,364,245	5,298,938
Non-Current Liabilities
Convertible note liability	8,789,113	7,642,707
Warrant liability	949,600	3,164,413
Employee benefits	61,978	47,725
Lease liability	132,971	0
Deferred tax liability	0	0
Total Non-Current Liabilities	9,933,662	10,854,845
TOTAL LIABILITIES	13,297,907	16,153,783
NET ASSETS	33,299,345	24,387,716
EQUITY
Contributed equity	242,990,507	221,091,591
Reserves	66,014,899	65,533,954
Accumulated losses	(275,706,061)	(262,237,829)
Equity attributable to the owners of Immutep Limited	33,299,345	24,387,716
TOTAL EQUITY	$ 33,299,345	$ 24,387,716